Goodwill - Narrative (Details) $ in Millions	12 Months Ended
	Mar. 31, 2024 CAD ($) cashGeneratingUnit	Apr. 02, 2023 CAD ($) cashGeneratingUnit
Disclosure of reconciliation of changes in goodwill [line items]
Number of cash generating units that contribute to cash flows | cashGeneratingUnit	11	10
Impairment loss recognised in profit or loss, goodwill | $	$ 0.0	$ 0.0
Excess of recoverable value over carrying value per CGU	23.50%
Discount rate applied to cash flow projections	12.80%	12.67%
Cash flow projections, period	5 years
Growth rate used to extrapolate cash flow projections	2.00%